Trade Payables (Details)	12 Months Ended
Dec. 31, 2022
Bottom Of Range [Member]
Trade Payables (Details) [Line Items]
Trade payables settlement period	1 day
Top of Range [Member]
Trade Payables (Details) [Line Items]
Trade payables settlement period	30 days